                                   SUPPLEMENT
                             DATED OCTOBER 26, 2005
             TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

     This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

ADDITIONAL PORTFOLIO MANAGER NAMED TO THE HARTFORD ADVISERS FUND, THE HARTFORD FOCUS FUND AND THE HARTFORD STOCK FUND

The Prospectus is revised as follows:

     Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for The Hartford Advisers Fund, The Hartford Focus Fund and The Hartford Stock Fund. Accordingly, in the Prospectus under "Management of the Funds, Portfolio Managers of the Funds", the following paragraph is added on page 150 under the heading "Advisers Fund", on page 151 under the heading "Focus Fund", and on page 156 under the heading "Stock Fund":

          Peter I. Higgins, CFA, Vice President of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since November 2005. Mr. Higgins joined the firm as an investment professional in October 2005. Prior to joining Wellington Management, Mr. Higgins was a Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFPROSUP-10-26-05

                                   SUPPLEMENT
                             DATED OCTOBER 26, 2005
                        TO THE CLASS Y SHARES PROSPECTUS
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

     This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

The Prospectus is revised as follows:

     Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for The Hartford Advisers Fund, The Hartford Focus Fund and The Hartford Stock Fund. Accordingly, in the Prospectus under "Management of the Funds, Portfolio Managers of the Funds", the following paragraph is added on page 134 under the heading "Advisers Fund", on page 136 under the heading "Focus Fund", and on page 141 under the heading "Stock Fund":

          Peter I. Higgins, CFA, Vice President of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since November 2005. Mr. Higgins joined the firm as an investment professional in October 2005. Prior to joining Wellington Management, Mr. Higgins was a Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFPROYSUP-10-26-05

                                   SUPPLEMENT
                             DATED OCTOBER 26, 2005
             TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

     This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented March 15, 2005).

ADDITIONAL PORTFOLIO MANAGER NAMED TO THE HARTFORD ADVISERS FUND, THE HARTFORD FOCUS FUND AND THE HARTFORD STOCK FUND

The Prospectus is revised as follows:

     Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for The Hartford Advisers Fund, The Hartford Focus Fund and The Hartford Stock Fund. Accordingly, in the Prospectus under "Management of the Funds, Portfolio Managers of the Funds", the following paragraph is added on page 42 under the heading "Advisers Fund", on page 42 under the heading "Focus Fund", and on pages 42-43 under the heading "Stock Fund":

          Peter I. Higgins, CFA, Vice President of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since November 2005. Mr. Higgins joined the firm as an investment professional in October 2005. Prior to joining Wellington Management, Mr. Higgins was a Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFLCSFSUP-10-26-05